Investments (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Amount of share acquired			$ 300,000
Fair value of investment			306,000
Unrealized gain		(88,332)
Unrealized loss		88,929
Proceeds from sale of securities		220,703
Contact Gold Corp [Member]
Disclosure of associates [line items]
Number of shares acquired	600,000
Amount of share acquired	$ 300,000
Certain Marketable Securities [Member]
Disclosure of associates [line items]
Fair value of investment			$ 3,035
Unrealized gain		597
BMG [Member]
Disclosure of associates [line items]
Proceeds from sale of securities		217,071
Gain on sale securities		$ 3,632